Leases (Details Narrative) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Finance lease right of use assets	$ 216,065	$ 343,182
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Finance lease right of use assets		$ 297,179
Lease contracts	60 months	60 months
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease contracts			36 months
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease contracts			60 months